Apr. 30, 2021
ELFUN DIVERSIFIED FUND
ELFUN TAX-EXEMPT INCOME
FUND
ELFUN INCOME FUND
(each a “Fund”, and collectively the “Funds”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE
PROSPECTUS AND SUMMARY PROSPECTUS
DATED APRIL 30, 2021 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed
.